Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total restricted investments	R 3,301	R 3,271
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Total restricted investments	3,273	3,238	R 2,621
Investments held by social trust funds
Disclosure of financial assets [line items]
Total restricted investments	R 28	R 33